Mining interest schedules	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Mining interest schedules	Mining interest schedules

	Cost					Accumulated depreciation				Net carrying value
	Balance at Dec. 31, 2021	Additions / Equity pick-up	Disposals / write-offs	Reclass / Mine restoration provision movements	Balance at Dec. 31, 2022	Balance at Dec. 31, 2021	Depreciation	Disposals / write-offs	Balance at Dec. 31, 2022	As at Dec. 31, 2022	As at Dec. 31, 2021
	$	$	$	$	$	$	$	$	$	$	$

Property, plant and equipment (depletable)
Fekola Mine	1,645,337	140,710	(12,898)	(3,204)	1,769,945	(609,899)	(221,119)	11,136	(819,882)	950,063	1,035,438
Masbate Mine	1,085,687	44,103	(1,032)	(14,245)	1,114,513	(449,675)	(88,610)	811	(537,474)	577,039	636,012
Otjikoto Mine	782,208	84,873	(1,558)	(722)	864,801	(475,303)	(84,703)	1,319	(558,687)	306,114	306,905
	3,513,232	269,686	(15,488)	(18,171)	3,749,259	(1,534,877)	(394,432)	13,266	(1,916,043)	1,833,216	1,978,355

Pre-development properties (pre-depletable)
Fekola Regional pre-development	—	29,560	—	1,156	30,716	—	—	—	—	30,716	—

Exploration & evaluation properties (pre-depletable)
Gramalote Project	119,866	15,759	—	—	135,625	—	—	—	—	135,625	119,866
Dandoko Property	—	58,292	—	—	58,292	—	—	—	—	58,292	—
Bakolobi Property	—	51,956	—	—	51,956	—	—	—	—	51,956	—
Menankoto Property	33,739	8,986	—	(1,156)	41,569	—	—	—	—	41,569	33,739
Bantako North Property	15,351	8,224	—	—	23,575	—	—	—	—	23,575	15,351
Finland Properties	12,561	9,962	—	—	22,523	—	—	—	—	22,523	12,561
Kiaka Royalty	18,488	—	—	—	18,488	—	—	—	—	18,488	18,488
Mocoa Royalty	10,230	—	—	—	10,230	—	—	—	—	10,230	10,230
Uzbekistan Properties	8,802	4,194	—	—	12,996	—	—	—	—	12,996	8,802
Other	11,019	11,114	(13,409)	—	8,724	—	—	—	—	8,724	11,019
	230,056	168,487	(13,409)	(1,156)	383,978	—	—	—	—	383,978	230,056

Corporate
Office, furniture & equipment	28,540	6,013	(2,134)	—	32,419	(5,120)	(2,613)	2,134	(5,599)	26,820	23,420

	3,771,828	473,746	(31,031)	(18,171)	4,196,372	(1,539,997)	(397,045)	15,400	(1,921,642)	2,274,730	2,231,831

Investments in associates (accounted for using the equity method)
Calibre	93,728	18,046	—	—	111,774	—	—	—	—	111,774	93,728
BeMetals	10,508	(2,233)	—	—	8,275	—	—	—	—	8,275	10,508
	104,236	15,813	—	—	120,049	—	—	—	—	120,049	104,236

	3,876,064	489,559	(31,031)	(18,171)	4,316,421	(1,539,997)	(397,045)	15,400	(1,921,642)	2,394,779	2,336,067

	Cost					Accumulated depreciation				Net carrying value
	Balance at Dec. 31, 2020	Additions / Equity pick-up	Disposals / write-offs	Reclass / Mine restoration provision movements	Balance at Dec. 31, 2021	Balance at Dec. 31, 2020	Depreciation	Disposals / write-offs	Balance at Dec. 31, 2021	As at Dec. 31, 2021	As at Dec. 31, 2020
	$	$	$	$	$	$	$	$	$	$	$

Property, plant and equipment (depletable)
Fekola Mine	1,516,134	126,824	(2,508)	4,887	1,645,337	(416,559)	(193,401)	61	(609,899)	1,035,438	1,099,575
Masbate Mine	1,046,577	35,081	(284)	4,313	1,085,687	(361,438)	(88,450)	213	(449,675)	636,012	685,139
Otjikoto Mine	696,956	85,571	(3,277)	2,958	782,208	(371,138)	(107,383)	3,218	(475,303)	306,905	325,818
	3,259,667	247,476	(6,069)	12,158	3,513,232	(1,149,135)	(389,234)	3,492	(1,534,877)	1,978,355	2,110,532

Exploration & evaluation properties (pre-depletable)
Gramalote Project	95,435	24,392	—	39	119,866	—	—	—	—	119,866	95,435
Menankoto Property	28,991	4,748	—	—	33,739	—	—	—	—	33,739	28,991
Bantako North Property	6,191	9,160	—	—	15,351	—	—	—	—	15,351	6,191
Kiaka Royalty	—	18,488	—	—	18,488	—	—	—	—	18,488	—
Finland Properties	9,034	3,527	—	—	12,561	—	—	—	—	12,561	9,034
Mocoa Royalty	10,230	—	—	—	10,230	—	—	—	—	10,230	10,230
Uzbekistan Properties	4,131	4,671	—	—	8,802	—	—	—	—	8,802	4,131
Kiaka Project	80,927	4,639	(85,566)	—	—	—	—	—	—	—	80,927
Ondundu Property	10,701	7,904	(5,905)	(12,700)	—	—	—	—	—	—	10,701
Other	6,688	9,514	(5,183)	—	11,019	—	—	—	—	11,019	6,688
	252,328	87,043	(96,654)	(12,661)	230,056	—	—	—	—	230,056	252,328

Corporate
Office, furniture & equipment	28,394	1,652	(1,506)	—	28,540	(4,234)	(2,392)	1,506	(5,120)	23,420	24,160

	3,540,389	336,171	(104,229)	(503)	3,771,828	(1,153,369)	(391,626)	4,998	(1,539,997)	2,231,831	2,387,020

Investments in associates (accounted for using the equity method)
Calibre	76,235	17,493	—	—	93,728	—	—	—	—	93,728	76,235
BeMetals	—	10,508	—	—	10,508	—	—	—	—	10,508	—
	76,235	28,001	—	—	104,236	—	—	—	—	104,236	76,235

	3,616,624	364,172	(104,229)	(503)	3,876,064	(1,153,369)	(391,626)	4,998	(1,539,997)	2,336,067	2,463,255